FAIR VALUE MEASUREMENT - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011
Five One Network Development Co.Ltd
Description of valuation of equity interest	The fair value of the 100% equity interest of 51.com was determined based on an independent valuation using an income approach.
Mobile Embedded Technology Inc
Description of valuation of equity interest	The fair value of the 100% equity interest of MET was determined based on an independent valuation using an income approach